Warrants	6 Months Ended
Jun. 30, 2024
Warrants Share [Abstract]
Warrants
11.
Warrants

Public Warrants and Private Placement Warrants

As part of AAC’s IPO, AAC issued Public Warrants to third-party investors where each whole warrant entitles the holder to purchase one share of AAC’s common stock at an exercise price of $11.50 per share. Simultaneously with the closing of the IPO, AAC completed the private sale of Private Placement Warrants to the sponsor, where each warrant allows the holder to purchase one share of AAC’s common stock at $11.50 per share. Additionally, pursuant to AACs’ sponsor working capital loan agreement, the sponsor may convert up to $1,500 of the outstanding Notes Payable – Related Party into up to an additional 1,500,000 Private Placement Warrants at the price of $1.00 per warrant upon the Closing Date (See Note 8). Upon the Closing Date, the option to convert up to $1,500 of the outstanding Notes Payable – Related Party amount into and up to an additional 1,500,000 Private Placement Warrants was not exercised. As of June 30, 2024, 11,499,982 Public Warrants and 13,550,000 Private Placement Warrants remained outstanding.

The Warrants expire on the fifth anniversary of the Merger or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Merger, provided that the Company has an effective registration statement under the Securities Act covering the shares of the Company’s common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available or a valid exemption is available

The Company may redeem the outstanding warrants:

a.
in whole and not in part;
b.
at a price of $0.01 per Public Warrant;
c.
upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
d.
if, and only if, the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company can send the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption as described above, the Company may elect to require the exercise of the Public Warrants on a “cashless basis” as described below. If and when the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis”. In such event, each holder would pay the exercise price by surrendering the Public Warrants for that number of common shares equal to the quotient obtained by dividing (x) the product of the number of the Company’s common stock underlying the Public Warrants, multiplied by the excess of the “fair market value” (as defined below) of the Company’s common stock over the exercise price of the Public Warrants by (y) the “fair market value.” Solely for purposes of this paragraph, the “fair market value” means the volume-weighted average last reported sale price of the Company’s common stock as reported for the ten trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of the Public Warrants. However, except as described below, the Public

Warrants will not be adjusted for issuances of the Company’s common stock at a price below their exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants. The Private Placement Warrants are substantially identical to the Public Warrants. There are certain terms that differ the Private Placement Warrants from the Public Warrants including that the Private Placement Warrants and the Company’s common stock issuable upon the exercise of the Private Placement Warrants are not transferable, assignable or salable until 30 days after the Closing Date, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable. The warrant agreements also contain a provision wherein warrant holders can receive an “alternative issuance” (as defined in the applicable warrant agreement), including as a result of a tender offer that constitutes a change of control.

As of June 30, 2024 and December 31, 2023, there were 11,499,982 and 11,500,000 Public Warrants outstanding, respectively. As of June 30, 2024 and December 31, 2023, there were 13,550,000 and 13,550,000 Private Placement Warrants outstanding, respectively. The Public Warrants and Private Placement Warrants qualify for equity classification in accordance with ASC 815-40, Derivatives and Hedging. Accordingly, the Warrants were initially measured at fair value and recorded within equity with no subsequent measures of changes in fair value.